Warrant derivative liability (Underwriters warrants) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Dec. 23, 2010	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Warrant Activity [Line Items]
Warrants outstanding			892,421	892,421
Underwriter Warrants [Member]
Warrant Activity [Line Items]
Option to purchase warrants, value	$ 1
Number of ordianry shares available for purchase by warrants	66,667
Percetnage of total shares sold in the secondary offering	5.00%
Percentage of the price of the shares sold in the secondary offering	120.00%
Expiration date		Dec. 20, 2015
Exercise price of warrant	6.00
Exercisable Date		Jun. 12, 2012
Warrants repurchased				53,096
Warrants repurchased, value				27
Warrants repurchased, price per share				$ 0.50
Warrants outstanding		13,571	13,571	13,571
Estimated warrant exercise price		$ 6.00	$ 6.00
Estimated warrant market price per share		$ 3.39	$ 1.14
Expected remaining term		2 years	3 years
Expected volatility		42.00%	49.00%
Risk-free interest rate		0.37%	0.36%
Warrants fair value		$ 3	$ 1